Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid (CAP) to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually (CAP) Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income ($ in millions)	R-TSR against Constituents of MSCI China Index (%) (6)
					Total Shareholder Return ($)	MSCI China Consumer Discretionary Index Total Shareholder Return ($) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	15,892,879	18,178,125	3,577,110	3,947,038	116.42	74.02	442	93.65%

2021	16,555,672	6,689,317	3,737,910	2,243,769	105.25	96.60	990	33.06%

2020	21,171,578	36,083,539	4,236,753	6,197,764	119.41	150.25	784	57.03%

(1)
As required by Section 953 (a) of the Dodd-Frank Wall Street Reform and Consumer
Protection
Act, and Item 402 (v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the
Company’s variable
pay-for-performance
philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Ms. Wat served as the Company’s principal executive o fficer (“
PEO
”) for the entirety of 202
0, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

–	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.
–	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.
–	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary
Compensation
Table for the applicable year in the case of Ms. Wat and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Ms. Wat.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Wat during the applicable year, nor the actual average amount of compensation earned by or paid to the
NEOs
as a group (excluding Ms. Wat) during the applicable year. A reconciliation of the adjustments for Ms. Wat and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
For each fiscal year, the amount included in the table is the cumulative total shareholder return as of the end of that year, assuming that the value of the investment in our common stock and peer group was $100 on December 31, 2019 and that all dividends were reinvested. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form 10-K.

(6)
As noted in the CD&A, for 2022, our
r-TSR
percentile ranking against the constituents of the MSCI China Index was utilized as a component in both the 2022 annual performance-based cash bonus plan and the 2022 Annual PSU Awards, and is viewed as the most important measure by the Company to link pay and performance.

Compensation Actually Paid Adjustments (a)
Year	Summary Compensation Table (SCT) Total ($) (b)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (e)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (g)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (h)	Equals Compensation Actually Paid ($)

Joey Wat

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (i)

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(a)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(b)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(c)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(e)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(f)
Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts.

(g)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(h)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(i)	See footnote 1 above for the non-PEO NEOs included in the average for each fiscal year.

Company Selected Measure Name	R-TSRagainstConstituentsof MSCIChina Index
Named Executive Officers, Footnote [Text Block]	2022: Andy Yeung, Joseph Chan, Johnson Huang and Aiken Yuen.	2021: Andy Yeung, Johnson Huang, Joseph Chan, Aiken Yuen and Danny Tan.	2020: Andy Yeung, Johnson Huang, Danny Tan and Aiken Yuen.
Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the MSCI China Consumer Discretionary Index, which is a free-float adjusted market cap weighted gross total return index, based on MSCI’s Global Investable Market Indexes Methodology, which is the same industry index used for purposes of our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	$ 18,178,125	6,689,317	36,083,539
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid Adjustments (a)
Year	Summary Compensation Table (SCT) Total ($) (b)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (e)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (g)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (h)	Equals Compensation Actually Paid ($)

Joey Wat

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (i)

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(a)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(b)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(c)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(e)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(f)
Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts.

(g)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(h)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(i)	See footnote 1 above for the non-PEO NEOs included in the average for each fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,577,110	3,737,910	4,236,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,947,038	2,243,769	6,197,764
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid Adjustments (a)
Year	Summary Compensation Table (SCT) Total ($) (b)	Minus Value of Stock Option/ SAR and Stock Awards Reported in SCT ($) (c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Fiscal Year ($) (d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years ($) (e)	Plus Fair Value at Vesting of Stock Option/ SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option/SAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (g)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option/ SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (h)	Equals Compensation Actually Paid ($)

Joey Wat

2022	15,892,879	9,285,127	8,595,753	2,864,570	—	110,050	—	18,178,125

2021	16,555,672	8,703,924	6,661,504	(7,555,976)	—	(267,959)	—	6,689,317

2020	21,171,578	17,000,087	27,272,183	3,144,165	—	1,495,700	—	36,083,539

Other NEOs (i)

2022	3,577,110	1,751,225	1,606,822	500,217	—	14,114	—	3,947,038

2021	3,737,910	1,772,973	1,374,102	(1,160,113)	—	64,843	—	2,243,769

2020	4,236,753	2,750,073	4,376,554	366,674	—	(32,144)	—	6,197,764

(a)	This table excludes any YUM shares received by the NEOs upon conversion of their outstanding YUM equity awards in connection with the spin-off.

(b)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(c)
Represents the grant date fair value of the stock option/SAR awards and stock awards granted during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(d)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option/SAR awards and stock awards granted during such fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(e)
Represents the change in fair value during the indicated fiscal year of each stock option/SAR award and stock award that was granted in prior fiscal years and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Methodology adopted in calculating the fair value as of the indicated fiscal year-end is consistent with those used in calculating the grant date fair value and the relevant assumptions reflect the Company’s estimates based on historical data existing on each valuation date.

(f)
Represents the fair value at vesting of the stock option/SAR awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with ASC 718. See Note 15 to the Company’s Audited Financial Statements for further discussion of the relevant assumptions used in calculating these amounts.

(g)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option/SAR award and stock award that was granted in prior fiscal years and which vested during the indicated fiscal year, computed in accordance with ASC 718. For 2022, the amount also includes the fair value of the 2020 Annual PSUs as of the date of its modifications by the Compensation Committee in December 2022.

(h)
Represents the fair value as of the last day of the prior fiscal year of the stock option/SAR awards and stock awards that were granted in prior fiscal years which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

(i)	See footnote 1 above for the non-PEO NEOs included in the average for each fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and Peer Group cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs and rTSR percentile ranking against the constituents of the MSCI China Index.

Total Shareholder Return Vs Peer Group [Text Block]
•	The following graph demonstrates the relationship between compensation actually paid over the period to the PEO and other NEOs, and each of the Company cumulative TSR and Peer Group cumulative TSR.

Tabular List [Table Text Block]

Most Important Financial Performance Measures
●	R-TSR against the constituents of the MSCI China Index
●	Same Store Sales Growth
●	Adjusted Operating Profit Growth
●	System Net New Builds

Total Shareholder Return Amount	$ 116.42	105.25	119.41
Peer Group Total Shareholder Return Amount	74.02	96.6	150.25
Net Income (Loss)	$ 442,000,000	$ 990,000,000	$ 784,000,000
Company Selected Measure Amount	0.9365	0.3306	0.5703
PEO Name	Ms. Wat
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	R-TSR against the constituents of the MSCI China Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	System Net New Builds
Joey Wat [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,892,879	$ 16,555,672	$ 21,171,578
PEO Actually Paid Compensation Amount	18,178,125	6,689,317	36,083,539
PEO [Member] | Joey Wat [Member] | Grant Date Fair Value of Stock Option SAR and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,285,127	8,703,924	17,000,087
PEO [Member] | Joey Wat [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock OptionSAR and Stock Awards Granted in Fiscal Yeat [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,595,753	6,661,504	27,272,183
PEO [Member] | Joey Wat [Member] | Change in Fair Value of Outstanding and Unvested Stock OptionSAR and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,864,570	(7,555,976)	3,144,165
PEO [Member] | Joey Wat [Member] | Fair Value at Vesting of Stock Option SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joey Wat [Member] | Change in Fair Value as of Vesting Date of Stock OptionSAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,050	(267,959)	1,495,700
PEO [Member] | Joey Wat [Member] | Fair Value as of Prior Fiscal Year End of Stock Option SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option SAR and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,751,225	1,772,973	2,750,073
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock OptionSAR and Stock Awards Granted in Fiscal Yeat [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,606,822	1,374,102	4,376,554
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock OptionSAR and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	500,217	(1,160,113)	366,674
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Option SAR and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock OptionSAR and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,114	64,843	(32,144)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Option SAR and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0